DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(in thousands of $)	2020	2019
$304.0 million loan and revolving facility	304,014	—
$93.75 million term loan	83,888	90,463
$131.79 million term loan	114,036	125,872
$155.3 million term loan	142,400	155,355
$120.0 million term loan	99,661	107,797
$420.0 million term loan	310,023	320,159
$425.0 million term loan	—	322,502
Total U.S. dollar denominated floating rate debt	1,054,022	1,122,148
Deferred charges	(8,539)	(8,278)
Total debt	1,045,483	1,113,870
Less: current portion	(87,831)	(87,787)
	957,652	1,026,083

Schedule of Debt
Movements in 2020 and 2019 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Deferred charges	Total
Balance at December 31, 2018	1,185,294	167,382	(3,634)	1,349,042
Loan repayments	(453,040)	(168,195)	—	(621,235)
Loan draw downs	389,894	—	—	389,894
Amortization of purchase price adjustment	—	813	—	813
Capitalization of debt issuance cost, net of amortization	—	—	(4,644)	(4,644)
Balance at December 31, 2019	1,122,148	—	(8,278)	1,113,870
Loan repayments	(390,138)	—	—	(390,138)
Loan draw downs	322,012	—	—	322,012
Capitalization of debt issuance cost, net of amortization	—	—	(261)	(261)
Balance at December 31, 2020	1,054,022	—	(8,539)	1,045,483

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2020 is repayable as follows:

(in thousands of $)
2021	87,831
2022	89,331
2023	307,446
2024	273,065
2025	296,349
Thereafter	—
1,054,022
Deferred charges	(8,539)
1,045,483